Operations - Acceleration of fleet transformation (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2020 BRL (R$) engine aircraft	Dec. 31, 2019 BRL (R$) engine aircraft
Disclosure of other provisions [line items]
Foreign currency exchange	R$ (374,342)	R$ (34,708)
Interest expense – adjustment of the provision for onerous liabilities	(291,637)	(85,999)
Addtiions of onerous liabilities	(859,955)	(1,369,759)
Consumption of aircraft material and rotables / onerous liabilities	497,844	427,138
Aircraft
Disclosure of other provisions [line items]
Impairment base, number of assets | aircraft			51	54
Aircraft Engines
Disclosure of other provisions [line items]
Impairment base, number of assets | engine			4	4
Provision for impairment of assets and onerous contracts
Disclosure of other provisions [line items]
Provision	(2,559,070)	(2,897,333)	R$ (2,559,070)	R$ (2,897,333)
Balance at December 31, 2019	(2,897,333)
Foreign currency exchange	(213,280)
Interest expense – adjustment of the provision for onerous liabilities	(206,011)
Addtiions of onerous liabilities	(362,426)
Consumption of aircraft material and rotables / onerous liabilities	534,952
Maintenance reserve	(20,486)
Sale of aircraft	13,123
Renegotiation of lease contracts (lease modification)	581,926
Other	10,465
Balance at December 31, 2020	(2,559,070)	(2,897,333)
Provisions for impairment of assets
Disclosure of other provisions [line items]
Provision	(2,075,582)	(2,075,582)	(1,218,548)	(2,075,582)
Balance at December 31, 2019	(2,075,582)
Foreign currency exchange	0
Interest expense – adjustment of the provision for onerous liabilities	0
Addtiions of onerous liabilities	0
Consumption of aircraft material and rotables / onerous liabilities	272,006
Maintenance reserve	(20,486)
Sale of aircraft	13,123
Renegotiation of lease contracts (lease modification)	581,926
Other	10,465
Balance at December 31, 2020	(1,218,548)	(2,075,582)
Provisions for impairment of assets | Provision for impairment of ROU
Disclosure of other provisions [line items]
Provision	(1,351,431)	(1,351,431)	(706,614)	(1,351,431)
Balance at December 31, 2019	(1,351,431)
Balance at December 31, 2020	(706,614)	(1,351,431)
Provisions for impairment of assets | Provision for impairment of aircraft and engines
Disclosure of other provisions [line items]
Provision	(171,050)	(171,050)	(211,062)	(171,050)
Balance at December 31, 2019	(171,050)
Balance at December 31, 2020	(211,062)	(171,050)
Provisions for impairment of assets | Provision for impairment of rotables
Disclosure of other provisions [line items]
Provision	(509,725)	(509,725)	(225,797)	(509,725)
Balance at December 31, 2019	(509,725)
Balance at December 31, 2020	(225,797)	(509,725)
Provisions for impairment of assets | Provision for impairment of inventories
Disclosure of other provisions [line items]
Provision	(14,784)	(14,784)	(18,334)	(14,784)
Balance at December 31, 2019	(14,784)
Balance at December 31, 2020	(18,334)	(14,784)
Provisions for impairment of assets | Provision for impairment of other assets
Disclosure of other provisions [line items]
Provision	(28,592)	(28,592)	(56,741)	(28,592)
Balance at December 31, 2019	(28,592)
Balance at December 31, 2020	(56,741)	(28,592)
Provisions for onerous contract
Disclosure of other provisions [line items]
Provision	(1,340,522)	(821,751)	R$ (1,340,522)	R$ (821,751)
Balance at December 31, 2019	(821,751)
Foreign currency exchange	(213,280)	(6,672)
Interest expense – adjustment of the provision for onerous liabilities	(206,011)	(18,633)
Addtiions of onerous liabilities	(362,426)	(1,129,866)
Consumption of aircraft material and rotables / onerous liabilities	262,946	333,420
Maintenance reserve	0
Sale of aircraft	0
Renegotiation of lease contracts (lease modification)	0
Other	0
Balance at December 31, 2020	R$ (1,340,522)	R$ (821,751)